Stockholders’ Equity (Deficit) (Details)	Mar. 28, 2022 USD ($) tradingDay	Dec. 29, 2021 USD ($) d tranche $ / shares shares	Mar. 31, 2022 shares $ / shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			2,000,000,000	2,000,000,000	2,000,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, number of votes per share			1
Preferred stock, shares authorized (in shares)			25,000,000	25,000,000	25,000,000
Preferred stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Sponsor earnback award, period		5 years
Equity purchase agreement maximum value of shares authorized to be issued | $	$ 250,000,000	$ 250,000,000.0
Equity purchase agreement, term	36 months
Common stock, share price, percentage of volume average price	97.50%
Common stock, share price, volume weighted average price, number of consecutive trading days | tradingDay	3
Equity purchase agreement, maximum value of shares authorized to be issued per notice period | $	$ 50,000,000
Equity purchase agreement, number of days to deliver notice following pricing period | tradingDay	6
Equity purchase agreement, pre-advance loan, principal amount | $	$ 50,000,000
Equity purchase agreement, number of days to provide termination notice | tradingDay	5
Sponsor Earnback Warrants
Class of Stock [Line Items]
Sponsor earnback awards (in shares)		1,015,190
Sponsor earnback, number of tranches | tranche		2
Sponsor Earnback Warrants | Tranche One
Class of Stock [Line Items]
Sponsor earnback awards (in shares)		507,595
Sponsor Earnback Warrants | Tranche Two
Class of Stock [Line Items]
Sponsor earnback awards (in shares)		507,595
Common Stock
Class of Stock [Line Items]
Sponsor earnback awards (in shares)		1,319,980
Sponsor earnback, number of tranches | tranche		2
Sponsor earnback, threshold trading days | d		20
Sponsor earnback, threshold consecutive trading days | d		30
Common Stock | Tranche One
Class of Stock [Line Items]
Sponsor earnback awards (in shares)		659,990
Sponsor earnback, stock price trigger (in dollars per share) | $ / shares		$ 12.50
Common Stock | Tranche Two
Class of Stock [Line Items]
Sponsor earnback awards (in shares)		659,990
Sponsor earnback, stock price trigger (in dollars per share) | $ / shares		$ 15.00